Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
8	Intangible assets and goodwill

	Note	December 31, 2020	December 31, 2021
		RMB	RMB

Intangible assets	(a)	3,230,126	4,009,372

(a)	Intangible assets

	December 31, 2020			December 31, 2021
	Gross carrying value	Accumulated amortisation	Net carrying value	Gross carrying value	Accumulated amortisation	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	9,270,094	(9,009,968)	260,126	10,793,974	(9,754,602)	1,039,372
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	14,300,094	(14,039,968)	260,126	15,823,974	(14,784,602)	1,039,372

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

As of December 31, 2020 and 2021, accumulated amortization was RMB14,039,968 and RMB14,784,602 respectively. Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2021. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2021 (actual)	744,634
Estimate for year ended December 31,
2022	521,639
2023	508,393
2024	590
2025	-
2026	-